Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 13,082	$ 12,356
Less: accumulated depreciation and amortization		(8,451)	(6,824)
Property and equipment, net	3,976	4,631	5,532
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,145	835
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		690	670
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		9,112	8,716
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,135	$ 2,135